CONVERTIBLE LOAN (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
SCHEDULE OF CHANGES IN CONVERTIBLE DEBT INSTRUMENT

	Residual loan	Embedded Derivative	Total
Balance at December 31, 2022	£653,484	£2,439	£655,923
Accrued interest	71,568	-	71,568
Repayment	(639,336)	(2,439)	(641,775)
Modification of loan notes	(53,619)	-	(53,619)
Currency adjustment	(32,097)	-	(32,097)
Balance at December 31, 2023	£-	£-	£-